Fair Value Measurements - Assets Measured at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	$ 67,286,941	$ 60,332,973
Company stock
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	16,282,470	14,068,090
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	4,779,591	4,452,788
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	46,224,880	41,812,095
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	21,062,061	18,520,878
Total | Company stock
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	16,282,470	14,068,090
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	4,779,591	4,452,788
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	21,062,061	4,452,788
Level 1 | Company stock
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	16,282,470	0
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	4,779,591	4,452,788
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	0	0
Level 2 | Company stock
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	0	14,068,090	$ 11,237,600
Level 3 | Company stock
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	0	14,068,090
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	0	0
Investments measured at NAV - Common collective trust funds* | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant‑directed investments at fair value	$ 46,224,880	$ 41,812,095